Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 6: CONVERTIBLE NOTES PAYABLE

As of September 30, 2017 and December 31, 2016, the Company had the following convertible notes outstanding:

	September 30, 2017		December 31, 2016
	Principal (net)	Accrued Interest	Principal (net)	Accrued Interest
July and August 2012 $1,060,000 Notes convertible into common stock at $4.60 per share, 12% interest, due December 2013 and January 2014, respectively	$45,000	$27,861	$95,000	50,365
May through October 2015 $605,000 Notes convertible into preferred stock at $1 per share, 8-10% interest, due September 30, 2015	-	17,341	-	17,341
October through December 2015 $613,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016, net of debt discount of $0 and $560,913, respectively	-	5,953	-	5,953
January through March 2016 $345,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016	-	696	-	696
November 2016 $979,162 Notes convertible into common stock at a variable conversion price, 10% interest, due May 2017, net of debt discounts of $0 and $540,720, respectively	-	-	438,442	12,397
January and March 2017 $335,838 Notes convertible into common stock at a variable conversion price, 10% interest, due May 2017, net of debt discounts of $0 and $0, respectively	-	-	-	-
May 2017 $2,378,155 Notes convertible into common stock after December 15, 2017 at a $0.20 conversion price (subject to adjustment), 7.5% interest, due May 2018, net of debt discounts of $933,417 and $0, respectively	1,444,738	178,304	-	-
May 2017 $648,039 Notes convertible into common stock after December 15, 2017 at a $0.12 conversion price (subject to adjustment), 7.5% interest, due May 2018, net of debt discounts of $252,412 and $0, respectively	395,627	52,831	-	-
May 2017 $110,312 Notes convertible after December 31, 2017 into common stock at a $0.13 conversion price (subject to adjustment), 7.5% interest, due May 2018, net of debt discounts of $42,976 and $0, respectively	67,336	15,773	-	-
Penalties on notes in default	6,575	-	11,066	-
Total Convertible Notes Payable, Net	$1,959,276	$298,759	$544,508	$86,752

During the nine months ending September 30, 2017, the Company received proceeds from the issuance of 10% Convertible Notes (“Convertible Notes”) and 7.5% Original Issue Discount Senior Secured Convertible Debentures (“Debentures”) of $1,080,334 and obtained advances from shareholders of $137,000 that were reclassified into Convertible Notes. The Company also assigned or exchanged $1,358,750 worth of Convertible Notes and Notes that were outstanding as of December 31, 2016 into Debentures, while also reclassifying $69,279 worth of accrued interest to convertible note principal. Each of the Company’s Convertible Notes had a conversion rate that was variable or had adjustment provisions. As a result of recording derivative liabilities at note inception, the Company increased the debt discount recorded on Convertible Notes by $99,661 during the nine months ending September 30, 2017.The Company also recorded original issue discounts and loan fees on Convertible Notes and Debentures of $757,696 and $386,758, respectively, which also increased the debt discounts recorded on the Convertible Notes and Debentures.

The Company recorded $322,381 of conversions on certain outstanding notes, $272,381 of which was voluntarily allowed by the Company despite the conversion feature of the notes not yet being in effect, and a total gain on settlement of $135,432 representing the write-off of outstanding note principal and debt discount. The Company also recorded amortization of $1,473,208 on outstanding note debt discounts. Lastly, the Company paid $101,631 in cash for loan fees and issued 743,699 shares of the Company’s Series A Convertible Preferred Stock (“Series A Preferred”) as loan fees in connection with the issuance of the Convertible Notes and Debentures. The Company therefore increased its debt discount by $1,116,110, which represented the portion of the proceeds from the Convertible Notes and Debentures that were allocated to preferred stock.

NOTE 8: CONVERTIBLE NOTES PAYABLE

As of December 31, 2016, and 2015, the Company had the following convertible notes outstanding:

	December 31, 2016		December 31, 2015
	Principal (net)	Accrued Interest	Principal (net)	Accrued Interest
July and August 2012 $1,060,000 Notes convertible into common stock at $4.60 per share, 12% interest, due December 2013 and January 2014	$95,000	$50,365	$165,000	69,712
January 2014 $50,000 Note convertible into common stock at a variable conversion price, 8% interest, due January 2015	-	-	50,000	7,682
January 2014 $55,500 Note convertible into common stock at a variable conversion price, 10% interest, due October 2014	-	-	10,990	5,457
February 2014 $46,080 Note convertible into common stock at a variable conversion price, 10% interest, due February 2015	-	-	-	2,358
February 2014 $27,800 Note convertible into common stock at a variable conversion price, 10% one-time interest, due February 2015	-	-	20,000	-
March 2014 $50,000 Note convertible into common stock at a variable conversion price, 10% interest, due March 2015	-	-	36,961	6,572
March 2014 $165,000 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	61,301	24,109
April 2014 $32,000 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	22,042	3,034
April 2014 $46,080 Note convertible into common stock at a variable conversion price, 10% interest due April 2015	-	-	5,419	4,608
May 2014 $55,000 Note convertible into common stock at a variable conversion price, 12% interest, due May 2015	-	-	25,000	1,836
June 2014 $28,800 Note convertible into common stock at a variable conversion price, 10% interest due June 2015	-	-	28,800	2,880
June 2014 $40,000 Note convertible into common stock at a variable conversion price, 10% interest, due June 2015	-	-	40,000	6,049
June 2014 $40,000 Note convertible into common stock at a variable conversion price, 10% interest, due June 2015	-	-	38,689	5,851
June 2014 $56,092 Note convertible into common stock at a variable conversion price, 16% interest, due July 2015	-	-	56,092	13,462
July 2014 $37,500 Note convertible into common stock at a variable conversion price, 12% interest, due July 2015	-	-	37,015	6,377
August 2014 $36,750 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	36,750	5,538
August 2014 $33,500 Note convertible into common stock at a variable conversion price, 4% interest, due February 2015	-	-	33,500	-
September 2014 $37,500 Note convertible into common stock at a variable conversion price, 12% interest, due September 2015	-	-	36,263	5,576
May through October 2015 $605,000 Notes convertible into preferred stock at $1 per share, 8-10% interest, due September 30, 2015	-	17,341	-	18,264
October through December 2015 $613,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016, net of debt discount of $0 and $560,913, respectively	-	5,953	52,087	2,519
January through March 2016 $345,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016	-	696	-	-
November 2016 $979,162 Notes convertible into common stock at a variable conversion price, 10% interest, due May 2017, net of debt discounts of $540,720 and $0, respectively	438,442	12,397	-	-
Penalties on notes in default	11,066	-	1,032,475	-
Total Convertible Notes Payable, Net	$544,508	$86,752	$1,788,384	$191,884

During the year ending December 31, 2016, the Company received proceeds from new convertible notes of $1,273,534, obtained advances from shareholders of $127,533 that were reclassified into convertible notes payable, and reclassified $455,150 of accrued interest into convertible notes payable. The Company recorded original issue discounts and loan fees on new convertible notes of $193,831 and $6,000, respectively, which also increased the debt discounts recorded on the convertible notes. The Company recorded $419,055 of payments on their convertible notes, conversions of $1,444,950 of convertible note principal, a total gain on settlement of $1,456,113 representing the write-off of convertible note principal, and $814,625 of debt discount write-offs for early debt conversion or extinguishment. Each of the Company’s convertible notes have a conversion rate that is variable. The Company therefore has accounted for such conversion features as derivative instruments (see Note 9). As a result of recording derivative liabilities at note inception, the Company increased the debt discount recorded on their convertible notes by $809,835 during the year ending December 31, 2016. The Company also recorded amortization of $579,042 on their convertible note debt discounts. Lastly, the Company issued 347,400 shares of Series A Preferred as loan fees with their new convertible notes. The Company therefore increased their convertible note debt discount by $363,807, which represented the portion of the convertible note proceeds that were allocated to preferred stock.

During the year ending December 31, 2015, the Company received proceeds from new convertible notes of $1,285,000, recorded default penalties on new convertible notes of $116,521, and recorded original issue discounts of $5,000, which also increased the debt discounts recorded on the convertible notes. The Company recorded $255,000 of payments on their convertible notes conversions of $584,700 of convertible note principal, a total loss on settlement of $967,038 representing the write-off of convertible note principal, and $3,035 of debt discount write-offs for early debt conversion or extinguishment. Each of the Company’s convertible notes have a conversion rate that is variable. The Company therefore has accounted for such conversion features as derivative instruments (see Note 9). As a result of recording derivative liabilities at note inception, the Company has increased the debt discount recorded on their convertible notes by $1,285,000 during the year ending December 31, 2015. The Company also recorded amortization of $1,031,443 on their convertible note debt discounts.